Expense Example - Strategic Alternatives Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 128
3 Years	417
5 Years	726
10 Years	1,606
Investor
Expense Example:
1 Year	161
3 Years	503
5 Years	869
10 Years	$ 1,898